Post-retirement defined benefit schemes	6 Months Ended
Jun. 30, 2020
Post-retirement defined benefit schemes
Post-retirement defined benefit schemes

11.        Post-retirement defined benefit schemes

The Group’s post-retirement defined benefit scheme obligations are comprised as follows:

	At 30 June	At 31 Dec
	2020	2019
	£m	£m
Defined benefit pension schemes:
Fair value of scheme assets	50,696	45,791
Present value of funded obligations	(48,593)	(45,241)
Net pension scheme asset	2,103	550
Other post-retirement schemes	(133)	(126)
Net retirement benefit asset	1,970	424

Recognised on the balance sheet as:
Retirement benefit assets	2,241	681
Retirement benefit obligations	(271)	(257)
Net retirement benefit asset	1,970	424

The movement in the Group’s net post-retirement defined benefit scheme asset during the period was as follows:

£m

Asset at 1 January 2020	424
Income statement charge	(121)
Employer contributions	999
Remeasurement	668
Asset at 30 June 2020	1,970

During the first half of 2020, the Group's main pension schemes entered into a £10 billion longevity insurance arrangement (with Scottish Widows acting as a conduit) to hedge their exposure to an unexpected increase in life expectancy for approximately half of their current pensioners. As a result, the impact of changes in mortality rates in future years on the pension schemes' gross liabilities will be partially offset by movements in the value of the longevity swap, which is included within the pension schemes' assets. Upon initial recognition, the pension schemes valued the swaps at £nil and, in line with market practice, actual mortality experience is assumed to be in line with the expected mortality rate for the first year of the swap.

The principal assumptions used in the valuations of the defined benefit pension scheme were as follows:

	At 30 June	At 31 Dec
	2020	2019
	%	%

Discount rate	1.54	2.05
Rate of inflation:
Retail Prices Index	2.85	2.94
Consumer Price Index	1.90	1.99
Rate of salary increases	0.00	0.00
Weighted-average rate of increase for pensions in payment	2.52	2.57